Fund Summary
Franklin World Perspectives Fund-07 | Franklin World Perspectives Fund
Investment Goal
Long-term capital appreciation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 32 in the Fund's Prospectus and under “Buying and Selling Shares” on page 56 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Franklin World Perspectives Fund-07 Franklin World Perspectives Fund	Class A		Class C	Class R	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses Franklin World Perspectives Fund-07 Franklin World Perspectives Fund		Class A	Class C	Class R	Advisor Class
Management fees		1.05%	1.05%	1.05%	1.05%
Distribution and service (12b-1) fees		0.30%	1.00%	0.50%	none
Other expenses		0.73%	0.73%	0.73%	0.73%
Acquired fund fees and expenses		0.03%	0.03%	0.03%	0.03%
Total annual Fund operating expenses	[1]	2.11%	2.81%	2.31%	1.81%
Fee waiver and/or expense reimbursement	[2]	(0.53%)	(0.53%)	(0.53%)	(0.53%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.58%	2.28%	1.78%	1.28%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired Fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.25%, until February 29, 2016. The investment manager also has contractually agreed to: (1) reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund); and (2) reduce its fees as a result of the Fund's investment in Franklin India Growth Fund, each for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin World Perspectives Fund-07 Franklin World Perspectives Fund (USD $)	Class A	Class C	Class R	Advisor Class
1 year	726	331	181	130
3 years	1,150	821	671	518
5 years	1,598	1,437	1,187	931
10 years	2,837	3,100	2,605	2,083

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Franklin World Perspectives Fund-07 Franklin World Perspectives Fund Class C
1 Year	231
3 Years	821
5 Years	1,437
10 Years	3,100

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79.24% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities in developed, emerging and frontier markets across the entire market capitalization spectrum. The Fund is structured as a multi-manager fund, with the investment manager having overall responsibility for the Fund’s investments. The investment manager works and sub-contracts with various local asset management teams within Franklin Templeton Investments (the "Sub-Advisors") to determine regional/country allocation and each of the Sub-Advisors is responsible for selecting investments for that portion of the Fund’s portfolio allocated to it. The investment manager and the Sub-Advisors develop local portfolios of securities seeking to outperform the relevant market of each region. The allocations to each region are generally based on the current allocations to each respective region in the MSCI All Country World Plus Frontier Markets benchmark index, although the Fund's investments will not necessarily be in the securities that comprise the index. The Fund’s actual exposure to various regions and markets will vary from time to time according to the investment manager’s and the Sub-Advisors' opinions as to the prevailing conditions and prospects for these markets.

The Fund invests in growth-oriented equity securities of companies listed on the stock markets in regions/countries that may include but are not limited to Africa; Australia; North America: United States, Canada; Latin America; Europe; Asia: Japan, Korea, China, India; and the Middle East, with the benefit of local knowledge and growth oriented investment style. The Fund may invest in developed or emerging market countries, including those considered to be “frontier” market countries, i.e. those that are smaller, less developed and less accessible emerging market countries. The equity securities in which the Fund invests are principally common stocks and preferred stocks.

When choosing equity investments for the Fund, the investment manager and the Sub-Advisors apply a research driven, “bottom up,” fundamental long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s and the Sub-Advisors' evaluation of the company’s long-term earnings, asset value and cash flow potential. The Fund seeks to invest in financially strong companies with favorable growth potential and sustainable competitive advantages. The investment manager and the Sub-Advisors may also consider a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q1'12	13.75%
Worst Quarter:	Q3'11	-17.06%

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2014
Average Annual Total Returns Franklin World Perspectives Fund-07 Franklin World Perspectives Fund	Past 1 year	Since Inception	Inception Date
Class A Return Before Taxes	(3.84%)	6.58%	Dec. 16, 2010
Class A Return After Taxes on Distributions	(5.80%)	5.91%	Dec. 16, 2010
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.67%)	5.15%	Dec. 16, 2010
Class C Return Before Taxes	0.42%	7.42%	Dec. 16, 2010
Class R Return Before Taxes	1.63%	7.73%	Dec. 16, 2010
Advisor Class Return Before Taxes	2.24%	8.29%	Dec. 16, 2010
MSCI All Country World Plus Frontier Markets Index (index reflects no deduction for fees, expenses or taxes)	4.73%	9.30%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.